Disclosures about Segments	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Disclosures about Segments

Note 11 — Disclosures about Segments
Cleco
Cleco’s reportable segment is based on its method of internal reporting, which disaggregates business units by its first-tier subsidiary. As a result of the Coughlin transfer from Evangeline to Cleco Power in March 2014, Midstream no longer meets the requirements to be disclosed as a separate reportable segment. Management determined the retrospective application of this transfer to be quantitatively and qualitatively immaterial when taken as a whole in relation to Cleco Power’s financial statements. As a result, Cleco’s segment reporting disclosures were not retrospectively adjusted to reflect the transfer. For more information, see Note 18 — “Coughlin Transfer.” Beginning in April 2014, the remaining operations of Midstream are included as Other in the following table, along with the holding company, a shared services subsidiary, two transmission interconnection facility subsidiaries, and an investment subsidiary.
Cleco Power, the reportable segment, engages in business activities from which it earns revenue and incurs expenses. Segment managers report periodically to Cleco’s CEO with discrete financial information and, at least quarterly, present discrete financial information to Cleco and Cleco Power’s Boards of Managers. The reportable segment prepares budgets that are presented to and approved by Cleco and Cleco Power’s Boards of Managers.
The financial results of Cleco’s segment is presented on an accrual basis. Management evaluates the performance of its segment and allocates resources to it based on segment profit and the requirements to implement new strategic initiatives and projects to meet current business objectives. Material intercompany transactions occur on a regular basis. These intercompany transactions relate primarily to joint and common administrative support services provided by Support Group.

SEGMENT INFORMATION
	SUCCESSOR APR. 13, 2016 - DEC. 31, 2016				PREDECESSOR JAN. 1, 2016 - APR. 12, 2016
(THOUSANDS)	CLECO POWER	OTHER	ELIMINATIONS	TOTAL	CLECO POWER	OTHER	ELIMINATIONS	TOTAL
Revenue
Electric operations	$810,075	$(7,482)	$(1)	$802,592	$281,154	$—	$—	$281,154
Other operations	50,080	1,482	—	51,562	18,493	587	—	19,080
Electric customer credits	(1,149)	—	—	(1,149)	(364)	—	—	(364)
Affiliate revenue	621	35,602	(36,223)	—	263	15,024	(15,287)	—
Operating revenue, net	$859,627	$29,602	$(36,224)	$853,005	$299,546	$15,611	$(15,287)	$299,870
Depreciation and amortization	$102,444	$7,296	$(1)	$109,739	$43,698	$377	$1	$44,076
Merger transaction and commitment costs	$151,501	$23,195	$—	$174,696	$—	$34,928	$(16)	$34,912
Interest charges	$54,606	$35,246	$(86)	$89,766	$21,840	$295	$(12)	$22,123
Interest income	$652	$275	$(87)	$840	$208	$69	$(12)	$265
Federal and state income tax expense (benefit)	$5,376	$(28,198)	$—	$(22,822)	$12,993	$(9,525)	$—	$3,468
Net income (loss)	$17,580	$(41,692)	$(1)	$(24,113)	$21,548	$(25,508)	$—	$(3,960)
Additions to property, plant, and equipment	$143,790	$654	$—	$144,444	$42,353	$39	$—	$42,392
Equity investment in investee	$18,672	$—	$—	$18,672
Goodwill	$1,490,797	$—	$—	$1,490,797
Total segment assets	$5,758,245	$614,959	$(30,060)	$6,343,144

	PREDECESSOR FOR THE YEAR ENDED DEC. 31, 2015
(THOUSANDS)	CLECO POWER	OTHER	ELIMINATIONS	TOTAL
Revenue
Electric operations	$1,142,389	$—	$—	$1,142,389
Other operations	67,109	2,078	(1)	69,186
Electric customer credits	(2,173)	—	—	(2,173)
Affiliate revenue	1,142	57,323	(58,465)	—
Operating revenue, net	$1,208,467	$59,401	$(58,466)	$1,209,402
Depreciation and amortization	$147,839	$1,739	$1	$149,579
Merger transaction costs	$—	$4,592	$(1)	$4,591
Interest charges	$76,560	$1,149	$282	$77,991
Interest income	$725	$(111)	$281	$895
Federal and state income tax expense (benefit)	$79,294	$(1,590)	$—	$77,704
Net income (loss)	$141,350	$(7,681)	$—	$133,669
Additions to property, plant, and equipment	$156,357	$462	$—	$156,819
Equity investment in investee	$16,822	$—	$—	$16,822
Total segment assets	$4,233,337	$21,471	$68,546	$4,323,354

	PREDECESSOR FOR THE YEAR ENDED DEC. 31, 2014
(THOUSANDS)	CLECO POWER	OTHER	ELIMINATIONS	TOTAL
Revenue
Electric operations	$1,225,960	$—	$—	$1,225,960
Tolling operations	—	5,467	(5,467)	—
Other operations	64,893	2,163	(1)	67,055
Electric customer credits	(23,530)	—	—	(23,530)
Affiliate revenue	1,326	56,031	(57,357)	—
Operating revenue, net	$1,268,649	$63,661	$(62,825)	$1,269,485
Depreciation and amortization	$144,026	$2,479	$—	$146,505
Merger transaction costs	$—	$17,848	$—	$17,848
Interest charges	$74,673	$(1,538)	$471	$73,606
Interest income	$1,707	$(410)	$471	$1,768
Federal and state income tax expense (benefit)	$76,974	$(9,858)	$—	$67,116
Net income (loss)	$154,316	$424	$(1)	$154,739
Additions to property, plant, and equipment	$206,607	$1,029	$—	$207,636
Equity investment in investees	$14,532	$8	$—	$14,540
Total segment assets	$4,232,942	$248,043	$(112,567)	$4,368,418

Cleco Power
Cleco Power is a vertically integrated, regulated electric utility operating within Louisiana and Mississippi and is viewed as one unit by management. Discrete financial reports are prepared only at the company level.